ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS (Tables)	12 Months Ended
Jun. 30, 2025
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Summary of fair value measurement inputs under black-scholes model

	June 30,	June 30,
Input	2025	2024
Number of warrants*	47,964	47,964
Share price*	$2.52	$1.44
Risk-free interest rate	3.85%	4.62%
Volatility	95%	105%
Exercise price*	$112.32	$112.32
Warrant life	1.96years	2.46 years
*	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.

Summary of liabilities measured at fair value on recurring basis

		Quoted Prices In	Significant Other	Significant Other
	June 30,	Active Markets	Observable Inputs	Unobservable Inputs
Description	2024	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability - non-current	$959	$—	$—	$959

		Quoted Prices In	Significant Other	Significant Other
	June 30,	Active Markets	Observable Inputs	Unobservable Inputs
Description	2025	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability - non-current	$96	$—	$—	$96

Summary of company warrants activities and status of warrants

		Weighted	Average
		Average	Remaining
		Exercise Price	Period
Warrants	Warrants*	Per Share*	(Years)
Outstanding as of June 30, 2023	1,045,368	$18.90	4.40
Issued	—	—	—
Redeemed	(997,404)	14.40	—
Forfeited	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding as of June 30, 2024	47,964	$112.32	2.96
Issued	—	—	—
Redeemed	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding as of June 30, 2025	47,964	112.32	1.96
*	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.